INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - item	Mar. 31, 2020	Mar. 31, 2019
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	33	45
Series 47 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	7	12
Series 48 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	9
Series 49 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	22	24